NOTE 6 - DEBT (Tables) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
Debt Obligations
	2012	2011
Note payable to Citibank payable $993 monthly. Interest accrues at a variable rate based upon a rate of prime plus 1%. The loan is secured by all property and assets of the Company and is personally guaranteed by certain members of management.	$—	$8,667

Citibank, line of credit, payable over 60 months accruing interest at 4.25% per year. The original principal balance was $500,000. The loan is payable November, 25, 2012.	—	485,527
Less current portion	—	(494,194)
Long-term debt	$—	$—